SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Tax liabilities	$ 43,748	$ 66,456	$ 37,228
Accrued Royalty - Globrands LLC	781,253	854,498	1,092,915
Other	1,770,867	1,855,054	1,759,246
Total	$ 2,595,868	$ 2,776,008	$ 2,889,389